Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 008
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
Fair value is defined as the exit price, or the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date. When available, the Company uses unadjusted quoted market prices to measure the fair value and classifies such items as Level 1. If quoted market prices are not available, the Company bases fair value upon internally developed models that use current market-based or independently sourced market parameters such as interest rates and currency rates. The framework that the authoritative guidance establishes for measuring fair value includes a hierarchy used to classify the inputs used in measuring fair value. The levels of the fair value hierarchy are as follows:
Level 1: Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2: Inputs other than quoted prices included in Level 1 that are observable for the asset or liability through corroboration with observable market data.
Level 3: Unobservable inputs, which are valued based on estimates of assumptions that market participants would use in pricing the asset or liability.
The asset or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used maximize the use of observable inputs and minimize the use of unobservable inputs.
The following tables summarize the Plan’s investments that are measured at fair value on a recurring basis:

	Fair Value as of December 31, 2025	Fair Value Measurements at December 31, 2025 Using Fair Value Hierarchy
		Level 1	Level 2	Level 3
Mutual Funds:
Equity funds	$211,383,238	$211,383,238	$—	$—
Index funds – fixed income	32,272,870	32,272,870	—	—
Fixed income funds	7,895,558	7,895,558	—	—
Total mutual funds	251,551,666	251,551,666	—	—
The Campbell's Company Stock Fund	48,428,156	48,428,156	—	—
Total Assets in Fair Value Hierarchy	299,979,822	$299,979,822	$—	$—

Other investments measured at net asset value:
Common Collective Trusts	2,114,740,962
Total	$2,414,720,784

	Fair Value as of December 31, 2024	Fair Value Measurements at December 31, 2024 Using Fair Value Hierarchy
		Level 1	Level 2	Level 3
Mutual Funds:
Equity funds	$473,025,497	$473,025,497	$—	$—
Index funds – fixed income	28,773,448	28,773,448	—	—
Fixed income funds	6,696,086	6,696,086	—	—
Total mutual funds	508,495,031	508,495,031	—	—
The Campbell's Company Stock Fund	81,523,960	81,523,960	—	—
Total Assets in Fair Value Hierarchy	590,018,991	$590,018,991	$—	$—

Other investments measured at net asset value:
Common Collective Trusts	1,533,223,947
Total	$2,123,242,938
The following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.
Mutual Funds – These investments are valued at the daily net asset value ("NAV") as reported by the fund. Mutual funds held by the Plan are open-end mutual funds that are registered with the U.S. Securities and Exchange Commission. These funds are required to publish their daily NAV and to transact at that price. These investments are classified as Level 1.
The Campbell's Company Stock Fund –The fund is a unitized stock fund that consists of The Campbell's Company common stock and investments in a temporary investment fund to provide liquidity for daily trading. Fair value of the fund is based upon the fair value of the underlying assets derived principally from or corroborated by observable market data by correlation or other means. These investments are classified within Level 1 of the fair value hierarchy.
Common Collective Trusts - These investments are investment vehicles valued using the NAV provided by the administrator of the fund. The NAV is based on the value of the underlying assets owned by the fund, minus its liabilities, and then divided by the number of shares outstanding. The fair market value of the Common Collective Trusts have been established using the NAV under the practical expedient approach and therefore are not assigned to a level in the fair value hierarchy table. There are no participant redemption restrictions for these investments. The following table presents additional information for Common Collective Trusts:

Fair Value as of	Fair Value as of	Unfunded	Redemption	Redemption
December 31, 2025	December 31, 2024	Commitments	Frequency	Notice Period
$2,114,740,962	$1,533,223,947	N/A	Daily	Daily